Operating Segments and Related Disclosures - Components of Assets (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	Nov. 30, 2012	Nov. 30, 2011
Segment Reporting Information [Line Items]
Identifiable assets		$ 719.9	$ 701.9
Assets	1,411.1	919.3	939.5
Aerospace and Defense
Segment Reporting Information [Line Items]
Identifiable assets		637.6	622.8
Real Estate
Segment Reporting Information [Line Items]
Identifiable assets		82.3	79.1
Corporate retirement benefit plan expense
Segment Reporting Information [Line Items]
Assets		$ 199.4	$ 237.6